Subsequent events (Details) $ in Millions	Aug. 07, 2024 USD ($) oz	Jul. 05, 2024 USD ($)	Jul. 05, 2024 $ / shares shares
Acquisition of an additional NSR royalty | Tamarack Nickel Project
Subsequent events
Percentage of NSR		1.00%
Payments for acquisition of net smelter returns ("NSR") royalty | $		$ 8.0
Common share purchase warrants | shares			8,000,000
Number of exercisable to acquire shares | shares			1
Exercise price | $ / shares			$ 0.20
Exercise term			2 years
Additional tamarack royalty | $		$ 5.0
Additional tamarack royalty term			2 years
Percentage of Pre-existing NSR royalty		1.11%
Maximum allowed percentage of the NSR royalty that can be bought down			0.60%
Major purchases of assets | Agbaou and Bonikro | Allied Gold Corp.
Subsequent events
Percentage Of gold stream acquired	3.00%
Total cash consideration | $	$ 53.0
Percentage of spot gold price for each ounce of gold delivered	10.00%
Major purchases of assets | Agbaou stream | Agbaou and Bonikro | Allied Gold Corp.
Subsequent events
Reduced percentage Of gold stream after delivery of specified ounce of gold	2.00%
Ounces Of delivered gold after which gold stream will step down	29,000
Major purchases of assets | Agbaou stream | Agbaou Royalty | Allied Gold Corp. | Minimum
Subsequent events
Gold stream annual minimum deliveries	2,500
Major purchases of assets | Agbaou stream | Agbaou Royalty | Allied Gold Corp. | Maximum
Subsequent events
Gold stream annual minimum deliveries	2,750
Major purchases of assets | Bonikro stream | Agbaou and Bonikro | Allied Gold Corp.
Subsequent events
Reduced percentage Of gold stream after delivery of specified ounce of gold	2.00%
Ounces Of delivered gold after which gold stream will step down	39,300
Major purchases of assets | Bonikro stream | Agbaou and Bonikro | Allied Gold Corp. | Minimum
Subsequent events
Gold stream annual minimum deliveries	3,500
Major purchases of assets | Bonikro stream | Agbaou and Bonikro | Allied Gold Corp. | Maximum
Subsequent events
Gold stream annual minimum deliveries	4,250